UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
CIFG — CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.2%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. B-1, 5s, 1/1/37	A	$750,000	$719,055

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,018,240

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	426,447

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	350,000	344,176

			2,507,918
Ohio (0.2%)

Columbus, G.O. Bonds, Ser. A, 5s, 12/15/17(SEGSF)	Aaa	400,000	448,840

			448,840
Pennsylvania (88.2%)

Allegheny Cnty., G.O. Bonds, Ser. C-70, 5s, 12/1/37	A1	2,250,000	2,200,343

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5s, 1/1/28	A3	1,000,000	1,014,890

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	966,584
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	506,535
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,050,650
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,014,840
(Carnegie Mellon U.), Ser. A, 5s, 3/1/24	AA-	500,000	550,810
(Chatham U.), Ser. A, 5s, 9/1/20	BBB	1,180,000	1,248,369

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,109,760
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	A	2,010,000	2,139,203
Ser. A, 5s, 10/15/31	Aa3	1,000,000	998,770

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	600,000	600,072

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	A1	1,000,000	977,930

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/42	Baa2	750,000	674,295
5s, 5/1/35	Baa2	500,000	464,365

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5s, 5/15/26	AA-	1,000,000	1,034,780

Beaver Cnty., Indl. Dev. Auth. VRDN (Elec. Co.), Ser. B, 0.05s, 11/1/25	VMIG1	2,700,000	2,700,000

Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,112,960
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	680,875

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,063,260

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	500,000	499,085

Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s, 7/15/25	A1	1,000,000	1,045,690

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,584,555

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	AA-	1,000,000	1,025,390

Centennial, School Dist., Bucks Cnty. G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,126,380

Chester Cnty., G.O. Bonds, 5s, 11/15/32	Aaa	1,000,000	1,059,650

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	400,000	338,944

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,041,660

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	773,683
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,759,411
(Dickinson College), 5s, 11/1/32	A+	1,000,000	1,005,780
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	754,508

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	1,500,000	1,601,625

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A-	1,000,000	1,166,280

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A
NATL, 5s, 7/1/27	A2	1,000,000	1,041,900
5s, 7/1/22	A2	200,000	221,952

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	800,000	797,624

Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B, AMBAC, 5.7s, 7/1/27	A2	3,030,000	3,236,495

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,002,219

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5s, 7/1/25	Baa2	500,000	501,505

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc.-Millersville U.), 5s, 7/1/30	Baa3	410,000	391,554

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	A1	1,500,000	1,585,680

Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28 (Prerefunded 12/15/14)	AA-	2,665,000	2,824,607

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,001,860
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	1,025,190

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	1,958,240

Geisinger, Auth. VRDN (Geisinger Hlth. Syst.), Ser. C, 0.04s, 8/1/28	VMIG1	2,500,000	2,500,000

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5 1/2s, 11/1/31	A	750,000	774,038

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	BB-/P	1,000,000	839,000

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5s, 5/1/33	A-	1,000,000	965,940

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded 9/15/13)	AAA/P	1,500,000	1,502,190
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,037,920

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.06s, 7/1/34	A-1	1,785,000	1,785,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5s, 4/1/27	BB+/F	1,000,000	922,850

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,035,720

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5s, 11/15/22	A-	1,015,000	1,097,256

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AA-	1,360,000	1,399,195

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A1	1,250,000	1,289,800

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	1,000,000	1,027,520

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	2,071,740

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,796,130

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5 1/8s, 1/1/37	A-	2,000,000	1,909,540
Ser. A, 5s, 1/1/32	A-	500,000	482,515

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB+	1,000,000	1,010,060
5 1/4s, 4/1/30	BBB+	1,060,000	1,075,243

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4s, 10/1/22	A-	965,000	961,343

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s, 11/1/14	A	2,145,000	2,229,963
(Acts Retirement-Life Cmnty.), 5s, 11/15/28	BBB+	1,250,000	1,181,175

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,169,269

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,265,053

Nazareth, Area School Dist. G.O. Bonds, Ser. A, AGM, 5s, 2/15/28 (Prerefunded 8/15/14)	Aa3	1,525,000	1,593,579

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A-/P	1,000,000	972,770

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,572,975

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A
5 1/2s, 8/15/40	A3	1,000,000	969,920
5 1/2s, 8/15/35	A3	2,000,000	1,962,460

Northeastern York, School Dist. G.O. Bonds, SGI, 5s, 3/1/21	A+	1,035,000	1,094,357

Northhampton Cnty., Rev. Bonds (Moravian College), 5s, 7/1/31	A-	1,000,000	989,470

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	BBB/F	250,000	248,088

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	AA-	1,500,000	1,515,540

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,047,880
(Amtrak), Ser. A, 5s, 11/1/32	A1	500,000	486,745

PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A3	1,000,000	997,510

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	1,050,540

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A1	1,100,000	1,182,808

PA Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	2,028,360
Ser. 110A, 4 3/4s, 10/1/25	AA+	1,000,000	1,012,590

PA State G.O. Bonds, Ser. 1
5s, 11/15/30	Aa2	1,500,000	1,577,070
5s, 6/1/21	Aa2	1,750,000	2,020,078
5s, 11/15/19	Aa2	1,500,000	1,746,645

PA State Econ. Dev. Fin. Auth. Rev. Bonds
(Forum PL), 5s, 3/1/34	AA-	2,000,000	1,977,240
(Unemployment Compensation), Ser. B, 5s, 7/1/21	Aaa	1,000,000	1,113,940

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	853,502

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	A/P	1,000,000	462,470

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	954,130
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	998,620
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,000,650
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,002,760
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	BBB	1,020,000	977,945
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	954,230
(Thomas Jefferson U.), 5s, 3/1/40	A1	1,000,000	975,620
(La Salle U.), 5s, 5/1/37	BBB	500,000	464,605
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	463,140
(Thomas Jefferson U.), 5s, 3/1/32	A1	500,000	506,500
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	194,244
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,241,828
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	336,623

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	609,665

PA State Higher Edl. Facs. Auth. AICUP Fin. Program Rev. Bonds (Delaware Valley College of Science & Agriculture), Ser. LL1
5s, 11/1/42	Baa3	500,000	430,275
5s, 11/1/27	Baa3	400,000	386,968

PA State Indl. Dev. Auth. Rev. Bonds
5 1/2s, 7/1/23	A1	1,755,000	1,936,449
U.S. Govt. Coll., 5 1/2s, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	289,668

PA State Pub. School Bldg. Auth. Rev. Bonds
(Richland School Dist.), FGIC, 5s, 11/15/29 (Prerefunded 11/15/14)	A	5,000,000	5,284,300
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	A1	1,000,000	1,022,270
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	A1	1,250,000	1,293,275
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,306,732
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s, 6/1/30	Aa3	2,000,000	1,943,600

PA State Tpk. Comm. Rev. Bonds
(Motor License Fund), 5s, 12/1/42	A1	1,000,000	978,860
(Motor License Fund), Ser. A1, 5s, 12/1/38	A1	2,000,000	1,977,220
Ser. A, AMBAC, 5s, 12/1/34	A1	2,055,000	2,055,082
Ser. B, 5s, 12/1/22	A1	2,075,000	2,261,335

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,342,916
Ser. C, zero %, 12/1/38	AA	3,000,000	759,030

PA State U. Rev. Bonds
5s, 3/1/35	Aa2	1,000,000	1,012,700
5s, 9/1/29	Aa2	1,400,000	1,439,186

PA State, Higher Edl. Facs. Auth. Rev. Bonds
(Shippensburg U. Student Svcs.), 5s, 10/1/35	Baa3	250,000	227,293
(Temple U.), Ser. 1, 5s, 4/1/32	Aa3	500,000	506,240

Pennsbury, School Dist. G.O. Bonds, AGM, 5s, 8/1/25 (Prerefunded 8/1/14)	Aa2	2,000,000	2,086,240

Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AA-	500,000	551,350
CIFG, 5s, 8/1/23	A2	1,980,000	2,060,210

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,000,000	2,070,100

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	928,718
(Master Charter School), 6s, 8/1/35	BBB+	500,000	507,295

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,161,663
Ser. A-1, AGM, 5s, 9/1/26	AA-	2,000,000	2,016,300

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,309,317	231
6 5/8s, 7/1/21 (In default)(NON)	D/P	682,416	68

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp.), Ser. B, 0.04s, 7/1/25	VMIG1	2,160,000	2,160,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5s, 4/15/26	A2	1,000,000	1,041,850

Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC, 5s, 8/1/22	Aa3	1,000,000	1,034,680

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,321,350

Reading, G.O. Bonds, AGM, 5s, 11/1/29	A2	2,000,000	1,988,920

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	981,980

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3	575,000	610,167
5s, 1/1/27	Baa3	350,000	347,624

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,706,400

Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s, 9/1/28	Aa2	1,635,000	1,745,019

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,315,704

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	238,000	233,766

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	AA-	1,500,000	1,559,970

West York, School Dist. G.O. Bonds, 5s, 4/1/22	AA-	1,215,000	1,364,238

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5s, 11/1/40	A	1,000,000	968,190
(U. of Scranton), 5s, 11/1/35	A	1,000,000	981,540
(Wilkes U.), 5s, 3/1/22	BBB	625,000	646,806

			188,810,093
Puerto Rico (8.4%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	Baa3	1,760,000	1,527,627
5 3/8s, 5/15/33	BBB	1,210,000	1,116,624

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa3	1,000,000	923,710
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30	Baa3	500,000	375,215
Ser. A, 5 1/4s, 7/1/34	Baa3	1,250,000	895,200

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Ba1	2,150,000	1,565,953

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	BBB	500,000	385,885
Ser. TT, 5s, 7/1/27	BBB	650,000	513,000

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/15	BBB	750,000	764,573

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	BBB	1,630,000	1,447,407
Ser. AA, NATL, 5 1/2s, 7/1/18	A	65,000	67,159
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/18 (Escrowed to maturity)	A	1,435,000	1,698,825

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA-2, 5.3s, 7/1/35	BBB+	350,000	247,881

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,500,000	1,397,925

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa3	1,000,000	712,990
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	514,510

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	3,250,000	2,895,393
Ser. C, 5 1/4s, 8/1/41	A+	500,000	398,410
Ser. C, 5 1/4s, 8/1/40	Aa3	500,000	444,735
Ser. A, NATL, zero %, 8/1/43	Aa3	1,000,000	115,480

			18,008,502
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	411,224
Ser. A-1, 5s, 10/1/39	Baa2	600,000	558,684
Ser. A, 5s, 10/1/25	Baa2	450,000	462,109

			1,432,017
TOTAL INVESTMENTS

Total investments (cost $214,931,861)(b)			$211,207,370

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,400,000	$—	9/11/13	—	3.11% minus MMD (Municipal Market Data) rate for AAA non-insured General Obligation bonds 20 year	$(240,486)

Total			$—		$(240,486)

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $214,002,025.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $214,836,969, resulting in gross unrealized appreciation and depreciation of $5,866,534 and $9,496,133, respectively, or net unrealized depreciation of $3,629,599.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $240,486 to cover certain derivatives contracts.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	19.1%
	Local debt	17.2
	Health care	16.2
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to interest rates.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $240,486 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $129,042.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$211,207,370	$—

Totals by level	$—	$211,207,370	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(240,486)	$—

Totals by level	$—	$(240,486)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$—	$240,486

Total	$—	$240,486

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$1,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013